Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 0
Held to maturity, gross unrealized gains	78,281	$ 120,843
Held to maturity, gross unrealized losses	466,894	146,879
Held To Maturity, Amortized Cost	23,638,013	27,080,970
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	23,249,400	27,054,934
Debt Securities, Held-to-maturity, Restricted [Extensible List]	19,800,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	17,833,950
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	466,894
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	17,833,950
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	466,894
Held to maturity pledged as collateral, fair value	19,400,000	22,300,000
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value		1,997,016
Held to maturity, gross unrealized gains		0
Held to maturity, gross unrealized losses		2,984
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity		1,997,016
Debt Securities, Held-to-maturity		2,000,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		2,984
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value		0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		0
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value		1,997,016
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss		2,984
US Government Agencies Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	13,100,000	15,900,000
Debt Securities, Held-to-maturity	13,300,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	17,645,676
Held to maturity, gross unrealized gains	78,281	120,843
Held to maturity, gross unrealized losses	446,330	131,307
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	22,271,423	24,072,404
Debt Securities, Held-to-maturity	22,639,472	24,082,868
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	103,387
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	16,855,973	1,284,971
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	446,330	27,920
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	16,855,973	18,930,647
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	446,330	131,307
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0
Held to maturity, gross unrealized gains	0	0
Held to maturity, gross unrealized losses	20,564	12,588
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	977,977	985,514
Debt Securities, Held-to-maturity	998,541	$ 998,102
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	977,977
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	20,564
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	977,977
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	$ 20,564